Other Accounts Receivable - Schedule of Advances to Suppliers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable [line items]
Total	S/ 135,481	S/ 146,536
Current advances to suppliers	135,481	81,719
Non-current advances to suppliers		64,817
Alsthom Transporte - Linea 1 [member]
Other Accounts Receivable [line items]
Total	2,597	66,395
Current advances to suppliers	2,597	1,578
Non-current advances to suppliers		64,817
Advances - joint operations vendors [member]
Other Accounts Receivable [line items]
Total	49,181	42,410
Current advances to suppliers	49,181	42,410
Others [member]
Other Accounts Receivable [line items]
Total	35,400	27,976
Current advances to suppliers	35,400	27,976
Advances – Refineria Talara [member]
Other Accounts Receivable [line items]
Total	48,303	9,755
Current advances to suppliers	S/ 48,303	S/ 9,755